THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%

	Shares	Value
Brazil — 4.9%
Ambev	2,681,600	$7,420,299
BRF*	10,800	42,084
Camil Alimentos	73,698	144,260
Cia de Saneamento de Minas Gerais	99,900	283,008
Cia de Saneamento do Parana	216,975	866,092
Cia Siderurgica Nacional	942,900	5,240,631
Cyrela Brazil Realty Empreendimentos e Participacoes	213,000	998,936
Duratex	54,400	197,460
EDP - Energias do Brasil	1,620,647	5,716,725
Energisa	251,553	2,253,283
Instituto Hermes Pardini	23,400	93,362
JBS	2,716,076	11,993,347
Kepler Weber	3,900	26,623
Mahle-Metal Leve	22,400	77,500
Marfrig Global Foods*	556,500	1,352,752
Minerva	444,600	757,333
Nova Embrapar Participacoes* (A)	854	—
Porto Seguro	404,285	3,560,049
Sao Martinho	25,800	140,001
Seara Alimentos* (A)	911	—
Sul America	1,067,086	7,814,844
Telefonica Brasil	368,327	3,039,435
Transmissora Alianca de Energia Eletrica	723,172	4,253,331
WEG	45,000	689,220

		56,960,575

China — 33.8%
Agile Group Holdings	2,820,592	3,522,957
Agricultural Bank of China, Cl H	5,902,000	2,125,167
Alibaba Group Holding ADR*	327,905	83,232,126
Angang Steel, Cl H	128,000	50,343
Autohome ADR	36,444	4,017,222
Baidu ADR*	107,816	25,338,916
Bank of China, Cl H	18,985,196	6,417,510
Baoshan Iron & Steel, Cl A	12,498,115	12,669,836
Beijing Yanjing Brewery, Cl A	974,250	985,975
BGI Genomics, Cl A	4,059	87,355
China Communications Services, Cl H	1,778,900	795,859
China Construction Bank, Cl H	24,715,000	18,668,618
China Design Group, Cl A	179,000	279,496
China Resources Cement Holdings	844,000	931,038
China Shenhua Energy, Cl H	1,590,500	2,946,538
China South Publishing & Media Group, Cl A	215,300	312,787
China Sports International* (A)	670,000	—
Chinese Universe Publishing and Media Group, Cl A	599,411	898,502
Country Garden Holdings	4,153,407	5,000,841
Ecovacs Robotics, Cl A*	303,393	5,181,938
Fangda Special Steel Technology, Cl A*	1,784,598	1,751,132
G-bits Network Technology Xiamen, Cl A	51,737	2,744,083

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Gemdale Properties & Investment	1,694,000	$240,317
Great Wall Motor, Cl H	418,000	1,307,222
Greenland Holdings, Cl A	11,851,123	9,849,697
Guangzhou Kingmed Diagnostics Group, Cl A	10,240	248,046
Huayu Automotive Systems, Cl A	295,080	1,361,428
Hunan Valin Steel, Cl A	6,673,484	5,200,951
Industrial & Commercial Bank of China, Cl H	956,993	609,015
JD.com ADR*	282,818	25,083,128
Jiangsu Guotai International Group, Cl A	336,200	314,812
Jizhong Energy Resources, Cl A	999,330	498,664
KingClean Electric, Cl A	265,856	1,173,093
Liuzhou Iron & Steel, Cl A	892,452	767,336
Logan Group	593,000	889,614
Nanjing Iron & Steel, Cl A	1,563,900	735,024
NetEase ADR	115,095	13,234,774
Niu Technologies ADR*	10,633	464,981
Perfect World, Cl A	188,080	792,882
PetroChina, Cl H	4,160,000	1,252,829
Powerlong Real Estate Holdings	98,000	63,990
SAIC Motor, Cl A	2,438,599	8,272,017
Sanquan Food, Cl A	248,975	1,105,559
Sansteel Minguang Fujian, Cl A	2,010,100	1,968,327
Seazen Holdings, Cl A	411,452	2,685,881
SGIS Songshan, Cl A	1,606,900	983,886
Shanghai Construction Group, Cl A	1,771,530	794,355
Shanghai Shimao, Cl A	610,056	414,356
Shanxi Taigang Stainless Steel, Cl A	1,510,600	831,537
Shimao Group Holdings	83,379	241,299
Sinopec Shanghai Petrochemical, Cl H	1,362,000	301,797
Sinotruk Hong Kong	3,437,148	10,715,538
TangShan Port Group, Cl A	555,100	198,015
TCL Electronics Holdings	1,145,000	985,085
Tencent Holdings	996,700	87,760,033
Tianneng Power International	206,000	407,415
Tingyi Cayman Islands Holding	1,600,000	3,186,697
Vipshop Holdings ADR*	162,288	4,449,937
Weibo ADR*	10,219	465,782
Weichai Power, Cl H	4,519,000	13,335,760
Weiqiao Textile, Cl H	719,519	160,899
Xinxing Ductile Iron Pipes, Cl A	1,531,000	857,223
Xinyu Iron & Steel, Cl A	8,713,500	5,458,470
Yonggao, Cl A	325,800	294,844
Yuexiu Property	117,882	23,075
Zhejiang Meida Industrial, Cl A	106,800	320,501
Zhejiang Semir Garment, Cl A	1,365,100	1,814,268
Zhongshan Broad Ocean Motor, Cl A	2,101,500	1,370,675

		391,449,273

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Colombia — 0.0%
Cementos Argos	60,541	$98,555

Czech Republic — 0.0%
Komercni banka as*	16,294	496,155
Philip Morris CR	56	39,833

		535,988

Greece — 0.5%
Athens Water Supply & Sewage	16,081	127,631
Cairo Mezz*	11,041	1,467
Hellenic Telecommunications Organization	393,300	5,724,391
Piraeus Financial Holdings *	340,550	371,916

		6,225,405

Hong Kong — 3.8%
Asia Cement China Holdings	1,528,561	1,316,942
BYD, Cl H	381,000	11,584,803
China Coal Energy, Cl H	1,355,000	393,457
China Foods	102,000	42,205
China High Speed Transmission Equipment Group	59,861	56,438
China Hongqiao Group	512,000	453,313
China National Building Material, Cl H	3,431,215	4,104,741
China Overseas Grand Oceans Group	723,352	369,295
CITIC	150,000	116,720
Country Garden Services Holdings	142,000	1,159,338
CP Pokphand	1,000,000	102,860
Dawnrays Pharmaceutical Holdings	164,000	25,259
Greatview Aseptic Packaging	95,000	52,012
Guangzhou Automobile Group, Cl H	1,832,000	1,671,568
Hengan International Group	773,500	5,536,850
Hisense Home Appliances Group, Cl H	82,361	140,708
IGG	451,000	586,313
Lenovo Group	4,270,000	5,000,189
Li Ning	1,186,000	7,437,935
Maoye International Holdings	286,000	12,484
Nine Dragons Paper Holdings	620,134	956,799
Shandong Chenming Paper Holdings, Cl H	314,675	184,850
Shandong Fengxiang, Cl H*	402,000	167,169
Shanghai Pharmaceuticals Holding, Cl H	261,900	453,974
Sinopec Engineering Group, Cl H	645,500	298,013
Skyworth Group*	616,000	180,025
Uni-President China Holdings	647,000	783,384
Xinyi Energy Holdings	552,000	341,917

		43,529,561

Hungary — 1.5%
OTP Bank Nyrt	352,863	16,138,719
Richter Gedeon Nyrt	36,805	1,038,789

		17,177,508

India — 5.7%
Alkem Laboratories	25,287	1,044,201
Arvind*	195,024	142,307
Aurobindo Pharma	489,485	6,078,209
Cadila Healthcare	80,042	496,981
Ceat	7,674	155,001

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Crompton Greaves Consumer Electricals	37,445	$219,553
Cyient	15,528	128,989
FDC	54,160	216,657
Firstsource Solutions	28,439	33,933
Galaxy Surfactants	1,965	55,919
GHCL	17,049	47,788
Glenmark Pharmaceuticals	518,009	3,350,283
Grasim Industries	109,187	1,578,971
Havells India	140,812	2,016,677
HCL Technologies	1,092,424	13,686,190
Hero MotoCorp	101,653	4,535,832
Hindalco Industries	168,956	520,831
Indo Count Industries	19,902	37,735
Indoco Remedies	17,527	72,566
Infosys	737,297	12,459,636
Jindal Saw	32,265	31,331
Jindal Stainless*	86,643	96,722
Jindal Stainless Hisar*	85,914	161,100
Marksans Pharma	164,761	125,783
Mindtree	67,943	1,532,923
Newgen Software Technologies	14,545	58,290
NIIT	16,829	43,246
Nucleus Software Exports	6,264	47,872
Oracle Financial Services Software	11,843	523,611
Polyplex	10,437	98,683
Redington India	318,692	590,474
Sanofi India	1,465	157,293
Sun Pharmaceutical Industries	82,928	667,436
Supreme Industries	2,569	63,726
Tata Consultancy Services	24,123	1,027,523
Tech Mahindra	302,488	3,980,935
Welspun	44,574	73,363
Welspun India	39,758	36,174
Wipro	1,735,670	9,903,279
WNS Holdings ADR*	3,004	201,809
Zensar Technologies	33,125	107,473

		66,407,305

Indonesia — 0.1%
Bank Negara Indonesia Persero	1,369,291	540,287
Bank Pembangunan Daerah Jawa Barat Dan Banten	1,183,000	123,663
Panin Financial *	1,633,200	28,059

		692,009

Luxembourg — 0.1%

Ternium ADR *	39,087	1,033,851

Malaysia — 0.8%
AFFIN Bank	32,108	13,050
Alliance Bank Malaysia	138,600	85,164
AMMB Holdings	274,300	208,540

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
Comfort Glove	379,900	$294,984
Frontken	31,000	35,637
Hartalega Holdings	986,200	3,131,605
Hong Leong Bank	39,900	170,439
Kossan Rubber Industries	671,600	738,147
KSL Holdings*	476,683	66,626
Lingkaran Trans Kota Holdings	49,848	47,816
Malayan Banking	437,500	844,357
Malaysian Pacific Industries	12,569	102,889
MMC	800	153
Poh Huat Resources Holdings	168,300	65,899
Public Bank	1,387,000	1,438,621
Sime Darby	259,700	141,068
Top Glove	1,013,000	1,702,757
UMW Holdings	66,100	47,132
VS Industry	262,000	177,426

		9,312,310

Mexico — 0.8%
Bio Pappel*	12,222	27,599
Cemex ADR	165,663	949,249
Concentradora Fibra Danhos‡	214,610	258,278
Consorcio ARA*	62,788	10,567
Credito Real SOFOM ER*	47,840	25,181
Gentera*	255,670	100,153
Grupo Financiero Banorte, Cl O*	1,348,529	6,716,660
Grupo Financiero Inbursa, Cl O*	709,062	635,766
Grupo Mexico, Ser B	44,045	190,090
Macquarie Mexico Real Estate Management‡	21,834	26,873
Qualitas Controladora	156,116	822,505

		9,762,921

Peru — 0.4%

Southern Copper	77,836	5,169,089

Philippines — 0.0%
First Gen	224,100	138,718
LT Group	197,100	54,362
SSI Group *	362,992	9,741

		202,821

Poland — 0.5%
Asseco Poland	26,595	486,447
Bank Handlowy w Warszawie*	634	6,615
Bank Pekao	21,265	363,127
Budimex	3,028	262,457
Enea*	188,661	348,343
Grupa Azoty*	19,271	150,373
Grupa Kety	442	56,871
ING Bank Slaski	778	35,750
KGHM Polska Miedz*	27,160	1,368,890
KRUK	649	29,145

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Poland — (continued)
LiveChat Software	7,361	$221,686
mBank*	1,247	65,542
Neuca	54	9,864
PKP Cargo*	86	319
PlayWay	474	80,802
Polskie Gornictwo Naftowe i Gazownictwo	202,678	307,372
Powszechna Kasa Oszczednosci Bank Polski	101,022	782,649
TEN Square Games *	10,013	1,338,219

		5,914,471

Qatar — 0.0%
Al Khalij Commercial Bank PQSC	82,634	46,270

Russia — 1.4%
Globaltrans Investment GDR	61,810	418,070
LSR Group PJSC GDR	89,361	212,770
Magnitogorsk Iron & Steel Works PJSC GDR	66,892	592,191
MMC Norilsk Nickel PJSC ADR	114,937	3,710,932
Novolipetsk Steel PJSC GDR	130,047	3,628,912
QIWI ADR	63,184	612,253
Sberbank of Russia PJSC ADR	447,493	6,143,150
VEON ADR	317,346	510,927

		15,829,205

Saudi Arabia — 0.4%
Astra Industrial Group*	20,464	140,947
Eastern Province Cement	17,619	212,418
Saudi Basic Industries	136,653	3,735,605
Saudi Cement	16,660	293,357
Tabuk Cement*	73,653	371,120
United Wire Factories	6,434	60,374

		4,813,821

South Africa — 4.2%
AECI	12,001	72,156
African Rainbow Minerals	62,940	1,140,625
Anglo American Platinum	41,176	4,113,634
AngloGold Ashanti ADR	74,950	1,758,327
Blue Label Telecoms*	67,535	20,485
Coronation Fund Managers	26,245	84,557
FirstRand	3,260,707	10,252,270
Gold Fields ADR	659,973	6,157,548
Impala Platinum Holdings	21,095	286,976
JSE	4,709	35,746
Kumba Iron Ore	299,268	11,988,472
Lewis Group	21,364	38,194
MiX Telematics ADR	12,906	179,264
Mr Price Group	14,245	162,272
MultiChoice Group	10,484	89,193
Ninety One	24,340	74,438
Omnia Holdings	8,432	24,699
Sibanye Stillwater	453,957	1,756,333

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Africa — (continued)
Standard Bank Group	1,056,593	$8,765,265
Telkom	725,399	1,613,472

		48,613,926

South Korea — 17.4%
Aekyung Petrochemical	4,289	32,714
BNK Financial Group*	95,862	471,114
Cheil Worldwide	27,706	477,288
CJ Corp*	32,970	2,771,982
Coway	8,632	537,195
DGB Financial Group*	85,975	488,669
DL E&C*	1	98
DL Holdings*	2,554	138,863
Dongkuk Steel Mill*	12,646	87,286
Dongyang E&P*	4,304	75,618
DY POWER*	2,434	25,217
Hana Financial Group	610,460	17,750,367
Handsome	2,901	80,496
Hankook Tire & Technology*	26,834	984,679
Hanssem*	4,782	403,660
Hanwha*	198,152	5,678,969
Hanwha Life Insurance*	506,566	1,206,270
Hyundai Engineering & Construction*	42,535	1,528,447
Hyundai Mobis	21,561	6,079,503
Hyundai Wia*	1,766	142,945
JB Financial Group*	28,979	134,319
KCC	1,487	263,460
Kia Motors	374,583	27,498,287
Kolon*	4,137	74,537
Korea Business News*	7,929	41,930
Korea Investment Holdings*	2,592	188,026
KT	413,816	8,829,015
KT Skylife	6,462	49,232
LF*	8,581	110,396
LG Display	168,246	3,268,321
LG Electronics	180,252	24,635,816
LG Innotek	13,070	2,331,334
LG Uplus	442,182	4,717,867
LOTTE Himart	7,317	257,044
LS Electric*	3,187	174,550
NAVER	17,774	5,419,296
NCSoft	934	794,026
NHN*	26,216	1,639,671
POSCO	15,421	3,368,958
Samsung Card	4,579	121,662
Samsung Electronics	1,060,144	77,439,175
SeAH Steel*	1,963	161,514
Sempio Foods*	1,089	48,538
Shinhan Financial Group	26,384	721,807
Youngone	10,517	331,611

		201,581,772

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — 17.5%
Acer	599,000	$578,838
Asustek Computer	448,000	4,573,310
Catcher Technology	85,000	600,640
Cathay Financial Holding	907,000	1,289,950
Cheng Shin Rubber Industry	1,014,000	1,442,692
Chicony Electronics	51,000	157,353
Chicony Power Technology	38,000	94,958
China Life Insurance	420,820	340,977
Compal Electronics	1,119,000	856,968
Delta Electronics	82,000	826,156
Dimerco Express	172,000	363,126
Eastech Holding	3,000	2,744
Elan Microelectronics	96,000	546,193
Fubon Financial Holding	5,855,520	9,517,139
Gigabyte Technology	406,000	1,145,808
Himax Technologies ADR*	21,309	202,009
Ho Tung Chemical*	153,000	50,154
Hon Hai Precision Industry	7,476,648	29,701,563
International Games System	44,000	1,221,519
Lite-On Technology	1,140,061	2,234,618
MediaTek	668,000	20,868,857
Mercuries Life Insurance*	3,165	906
Nien Made Enterprise	20,000	263,333
Novatek Microelectronics	628,000	8,816,885
Pegatron	3,010,343	8,453,248
Pou Chen	1,983,000	1,978,820
Quanta Computer	960,000	2,766,054
Radiant Opto-Electronics	222,000	912,964
Realtek Semiconductor	850,000	13,682,742
Simplo Technology	246,000	3,167,973
Star Comgistic Capital	342,000	223,709
Taiwan Semiconductor Manufacturing	2,404,000	50,089,840
United Microelectronics	14,280,000	25,392,087
Wistron	2,263,000	2,524,568
Yuanta Financial Holding	10,887,520	7,722,161
Zhen Ding Technology Holding	29,000	118,000

		202,728,862

Thailand — 0.1%
Diamond Building Products NVDR	134,500	26,285
Siam Cement NVDR	34,600	437,283
Siam Commercial Bank NVDR	131,900	413,277

		876,845

Turkey — 3.6%
Akbank T.A.S.	1,471,448	1,280,827
Anadolu Efes Biracilik Ve Malt Sanayii	90,419	306,558
Arcelik	429,895	1,933,241
Brisa Bridgestone Sabanci Sanayi ve Ticaret	31,852	105,908
Coca-Cola Icecek	97,006	978,090
Dogus Otomotiv Servis ve Ticaret	174,138	798,898

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Turkey — (continued)
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	8,980,443	$2,952,824
Eregli Demir ve Celik Fabrikalari	772,877	1,513,335
Ford Otomotiv Sanayi	100,391	1,973,253
Haci Omer Sabanci Holding	5,275,741	7,591,498
KOC Holding	1,269,656	3,501,577
Tofas Turk Otomobil Fabrikasi	830,193	4,106,834
Turk Telekomunikasyon	1,837,967	1,982,324
Turk Traktor ve Ziraat Makineleri	25,074	603,226
Turkiye Garanti Bankasi, Cl C	1,921,196	2,442,857
Turkiye Is Bankasi, Cl C	8,762,624	7,340,193
Vestel Beyaz Esya Sanayi ve Ticaret	24,147	159,116
Vestel Elektronik Sanayi ve Ticaret*	161,111	576,695
Yapi ve Kredi Bankasi*	4,727,454	1,842,081
Yatas Yatak ve Yorgan Sanayi ve Ticaret	94,900	200,570

		42,189,905

United Arab Emirates — 0.0%
Abu Dhabi Islamic Bank PJSC	61,997	84,544

United States — 0.0%
FinVolution Group ADR	32,784	113,105
Tsakos Energy Navigation	1,876	15,646

		128,751

TOTAL COMMON STOCK
(Cost $791,686,932)		1,131,365,543

PREFERRED STOCK(B) — 2.1%

	Shares	Value
Brazil — 2.0%
Cia de Transmissao de Energia Eletrica Paulista	260,809	1,260,334
Cia Energetica de Minas Gerais	807,800	2,022,674
Cia Paranaense de Energia, Cl B	174,600	2,085,091
Gerdau	2,123,652	9,020,301
Metalurgica Gerdau, Cl A	1,250,100	2,410,453
Noxville Investimentos* (A)	455	—
Petroleo Brasileiro	1,007,300	4,933,955
Unipar Carbocloro	7,400	67,584
Usinas Siderurgicas de Minas Gerais Usiminas, Ser A	594,200	1,436,792

		23,237,184

South Korea — 0.1%
CJ *	9,823	644,390

TOTAL PREFERRED STOCK
(Cost $22,469,385)		23,881,574

TOTAL INVESTMENTS— 99.6%
(Cost $814,156,317)		$1,155,247,117

Percentages are based on Net Assets of $1,159,863,703.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2021 (Unaudited)

‡   Real Estate Investment Trust

(A)  Level 3 security in accordance with fair value hierarchy.

(B)  There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

PQSC — Private Qatari Shareholding Company

The summary of input levels used to value the Portfolio’s net assets as of January 31, 2021 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$56,960,575	$—	$	—^	$56,960,575
China	156,286,866	235,162,407		—^	391,449,273
Colombia	98,555	—		—	98,555
Czech Republic	—	535,988		—	535,988
Greece	—	6,225,405		—	6,225,405
Hong Kong	—	43,529,561		—	43,529,561
Hungary	—	17,177,508		—	17,177,508
India	201,809	66,205,496		—	66,407,305
Indonesia	—	692,009		—	692,009
Luxembourg	1,033,851	—		—	1,033,851
Malaysia	—	9,312,310		—	9,312,310
Mexico	9,762,921	—		—	9,762,921
Peru	5,169,089	—		—	5,169,089
Philippines	—	202,821		—	202,821
Poland	—	5,914,471		—	5,914,471
Qatar	—	46,270		—	46,270
Russia	1,123,180	14,706,025		—	15,829,205
Saudi Arabia	—	4,813,821		—	4,813,821
South Africa	8,095,139	40,518,787		—	48,613,926
South Korea	98	201,581,674		—	201,581,772
Taiwan	202,009	202,526,853		—	202,728,862
Thailand	—	876,845		—	876,845
Turkey	—	42,189,905		—	42,189,905
United Arab Emirates	—	84,544		—	84,544
United States	128,751	—		—	128,751

Total Common Stock	239,062,843	892,302,700		—^	1,131,365,543
Preferred Stock
Brazil	23,237,184	—		—^	23,237,184
South Korea	—	644,390		—	644,390

Total Preferred Stock	23,237,184	644,390		—^	23,881,574

Total Investments in Securities	$262,300,027	$892,947,090	$	—^	$1,155,247,117

†   A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^  Includes securities in which the value is $0 or has been rounded to $0.

As of January 31, 2021, there were no transfers in or out of Level 3.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-2800